UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:    811-08059

Cohen & Steers Global Realty Shares, Inc.

(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    June 30, 2020

Item 1. Reports to Stockholders.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2020. The total returns for Cohen & Steers Global Realty Shares, Inc. (the Fund) and its comparative benchmarks were:

Six Months Ended June 30, 2020
Cohen & Steers Global Realty Shares:
Class A	–17.69%
Class C	–17.96%
Class I	–17.57%
Class R	–17.76%
Class Z	–17.57%
FTSE EPRA Nareit Developed Real Estate Index—net[a]	–21.33%
S&P 500 Index[a]	–3.08%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Fund performance figures reflect fee waivers and/or expense reimbursements, where applicable, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets.

[a]

The FTSE EPRA Nareit Developed Real Estate Index—net is an unmanaged market-capitalization-weighted total return index, which consists of publicly traded equity real estate investment trusts (REITs) and listed property companies from developed markets and is net of dividend withholding taxes. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Market Review

Global real estate securities declined in the first half of 2020 along with stocks broadly, falling sharply in the first quarter as the spread of COVID-19 led to widespread economic and social shutdowns. Real estate securities partly recovered in the second quarter, with markets responding positively to massive and unprecedented fiscal and monetary relief and stimulus policies and as economies began to slowly reopen. The listed real estate market was also supported by mostly intact earnings and dividends, and encouraging rent collection data outside of retail and hotel landlords and certain office companies.

Returns were broadly negative by region, with North America, Europe and Asia Pacific all declining about 20% for the six-month period. Performance was more varied when separated by property type. Retail and hotel owners, which were especially hindered by virus concerns, had the largest declines. Apartment and self storage landlords outperformed with relatively modest declines as demand was fairly resilient. Data centers and industrial companies had gains, aided by a significant increase in demand for e-commerce–related services amid a surge in working and purchasing from home.

Fund Performance

The Fund had a negative total return in the period but outperformed its benchmark.

The U.S. performed in line with the broader real estate market, with sizable declines in retail and hotel sectors and gains in data center and industrial companies. As seen elsewhere, investor sentiment alternated between optimism and pessimism, generally triggered by COVID-19 trends and changing expectations for future economic growth. Stock selection in the U.S. aided the Fund’s relative performance, with leading contributions from overweights in certain data center and health care holdings.

Real estate securities in the U.K. were broadly pressured as virus concerns dampened an already weak economy struggling with Brexit uncertainty. Stock selection in the market contributed positively to the Fund’s relative return, as it was underweight or did not own certain retail and office companies that were among the poorest performers. In addition, the Fund was overweight companies with defensive or structural growth characteristics that held up relatively well, including health care landlord Assura and industrial owner Segro.

The Netherlands was a notable underperformer due to weakness in retail property owners. Shopping center owner Unibail-Rodamco-Westfield, which accounts for nearly all of the Netherlands’ weight in the index, fell more than 60% in the period on disappointing demand in its Europe and U.S. properties. The Fund’s underweight in the company helped relative performance. Also, the Fund avoided retail landlords in Australia that had sizable declines.

Germany outperformed with a slightly positive return, aided by gains in residential companies amid strong demand and limited new supply. Favorable stock selection in the market aided the Fund’s performance, led by overweights in apartment owners LEG Immobilien and Deutsche Wohnen, which both advanced.

Hong Kong outperformed the index but saw wide swings in returns amid policy uncertainty. Stocks plunged in May 2020 when the Chinese government unexpectedly imposed a new national security law in Hong Kong, bypassing local legislative authorities and sparking concerns of renewed civil unrest. However, the market rebounded in June as there was no major escalation in either social unrest or capital outflows. Stock selection in Hong Kong helped performance, in part due to an overweight in mall

COHEN & STEERS GLOBAL REALTY SHARES, INC.

owner Hang Lung Properties, which rose on optimism about the company’s ties to reaccelerating consumption in China. The Fund’s out-of-index allocation to China itself further aided performance, as did stock selection in Singapore.

Canada modestly underperformed in the period, with the resources-rich country hindered by a sharp downturn in crude oil prices. Stock selection detracted from the Fund’s performance, due mainly to an overweight in Boardwalk Real Estate Trust, which owns apartments in the heart of Canada’s oil producing region. The stock had a significant decline on concerns regarding the impact of lower oil demand on employment.

Switzerland held up relatively well, reflecting its perceived status as a safe haven in a period of elevated global economic uncertainty. The Fund did not invest in the market during the period, which detracted from performance. The non-allocation was based on our view of unattractive valuations and limited longer-term growth prospects among Swiss companies. Stock selection in Japan hindered relative performance as well.

Sincerely,

JON CHEIGH	WILLIAM LEUNG
Portfolio Manager	Portfolio Manager

ROGIER QUIRIJNS	LAUREL DURKAY
Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds specializes in liquid real assets, including real estate securities, listed infrastructure and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended June 30, 2020

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class Z Shares
1 Year (with sales charge)	–15.62%[a]	–13.10%[b]	—	—	—
1 Year (without sales charge)	–11.65%	–12.23%	–11.38%	–11.78%	–11.36%
5 Years (with sales charge)	2.41%[a]	2.69%	—	—	—
5 Years (without sales charge)	3.36%	2.69%	3.70%	3.24%	3.72%
10 Years (with sales charge)	6.44%[a]	6.24%	—	—	—
10 Years (without sales charge)	6.93%	6.24%	7.29%	—	—
Since Inception[c] (with sales charge)	4.37%[a]	3.99%	—	—	—
Since Inception[c] (without sales charge)	4.67%	3.99%	7.54%	3.92%	4.41%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods presented above, the investment advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the May 1, 2020 prospectus were as follows: Class A—1.21% and 1.21%; Class C—1.86% and 1.86%; Class I—0.93% and 0.90%; Class R—1.36% and 1.36%; and Class Z—0.86% and 0.86%. Through June 30, 2022, the investment advisor contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.25% for Class A shares, 1.90% for Class C shares, 0.90% for Class I shares, 1.40% for Class R shares and 0.90% for Class Z shares. This contractual agreement can only be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund.

[a]	Reflects a 4.50% front-end sales charge.
[b]	Reflects a contingent deferred sales charge of 1.00%.
[c]	Inception dates: September 30, 2004 for Class A and C shares, May 8, 1997 for Class I shares and October 1, 2014 for Class R and Z shares.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020—June 30, 2020.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period[a] January 1, 2020— June 30, 2020
Class A
Actual (–17.69% return)	$1,000.00	$823.10	$5.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.85	$6.07

Class C
Actual (–17.96% return)	$1,000.00	$820.30	$8.42
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.61	$9.32

Class I
Actual (–17.57% return)	$1,000.00	$824.30	$4.08
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.39	$4.52

Class R
Actual (–17.76% return)	$1,000.00	$822.40	$6.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.10	$6.82

Class Z
Actual (–17.57% return)	$1,000.00	$824.30	$3.90
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.59	$4.32

[a]

Expenses are equal to the Fund’s Class A, Class C, Class I, Class R and Class Z annualized net expense ratios of 1.21%, 1.86%, 0.90%, 1.36% and 0.86%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

COHEN & STEERS GLOBAL REALTY SHARES, INC.

June 30, 2020

Top Ten Holdingsa

(Unaudited)

Security	Value	% of Net Assets

Prologis, Inc.	$78,231,913	6.8
Public Storage	57,181,877	4.9
Welltower, Inc.	45,371,347	3.9
Ventas, Inc.	38,355,898	3.3
Equinix, Inc.	37,740,197	3.3
Essex Property Trust, Inc.	36,136,671	3.1
Simon Property Group, Inc.	30,860,236	2.7
VICI Properties, Inc.	29,191,813	2.5
Invitation Homes, Inc.	28,583,188	2.5
UDR, Inc.	27,157,131	2.3

[a]	Top ten holdings (excluding short-term investments) are determined on the basis of the value of individual securities held.

Country Breakdown

(Based on Net Assets)

(Unaudited)

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

June 30, 2020 (Unaudited)

		Shares	Value
COMMON STOCK	98.9%
AUSTRALIA	3.9%
REAL ESTATE
DIVERSIFIED	3.3%
BGP Holdings PLC (EUR)[a,b]		11,893,063	$0
Charter Hall Group		2,197,545	14,887,204
Mirvac Group		11,998,831	18,125,462
Stockland		2,148,651	4,982,294

			37,994,960

INDUSTRIALS	0.6%
Goodman Group		722,618	7,456,136

TOTAL AUSTRALIA			45,451,096

AUSTRIA	0.4%
REAL ESTATE—DIVERSIFIED
Ca Immobilien Anlagen AGb		132,887	4,442,999

BELGIUM	1.1%
REAL ESTATE
INDUSTRIALS	0.4%
Warehouses De Pauw CVA		192,280	5,282,516

RESIDENTIAL	0.7%
Aedifica SA		70,739	7,746,612

TOTAL BELGIUM			13,029,128

CANADA	1.6%
REAL ESTATE
OFFICE	0.9%
Allied Properties REIT		345,115	10,412,427

RESIDENTIAL	0.7%
Boardwalk REIT		373,415	8,171,891

TOTAL CANADA			18,584,318

CHINA	1.9%
INDUSTRIALS	1.0%
ESR Cayman Ltd., 144A (H Shares)[b,c]		4,726,000	11,221,113

REAL ESTATE—DIVERSIFIED	0.9%
China Overseas Land & Investment Ltd. (H Shares)		1,707,500	5,213,745

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2020 (Unaudited)

		Shares	Value
China Resources Land Ltd. (H Shares)		1,358,000	$5,190,541

			10,404,286

TOTAL CHINA			21,625,399

FRANCE	2.8%
REAL ESTATE
DIVERSIFIED	0.7%
Covivio		102,715	7,450,284

NET LEASE	0.6%
ARGAN SA		76,717	7,047,561

OFFICE	0.5%
Gecina SA		44,197	5,458,643

RETAIL	1.0%
Klepierre SA		588,090	11,755,217

TOTAL FRANCE			31,711,705

GERMANY	5.9%
REAL ESTATE
OFFICE	0.4%
Alstria Office REIT AGb		281,449	4,188,857

RESIDENTIAL	5.5%
Deutsche Wohnen SE		426,292	19,155,688
Instone Real Estate Group AG, 144Ab,c		340,079	7,378,313
LEG Immobilien AGb		86,643	10,989,417
Vonovia SE		434,800	26,576,294

			64,099,712

TOTAL GERMANY			68,288,569

HONG KONG	6.0%
REAL ESTATE
DIVERSIFIED	5.0%
Hang Lung Properties Ltd.		6,903,000	16,410,343
New World Development Co., Ltd.		3,909,000	18,560,248
Sun Hung Kai Properties Ltd.		1,753,500	22,401,365

			57,371,956

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2020 (Unaudited)

		Shares	Value
RETAIL	1.0%
Link REIT		1,444,360	$11,858,429

TOTAL HONG KONG			69,230,385

JAPAN	12.2%
REAL ESTATE
DIVERSIFIED	7.9%
Activia Properties, Inc.		3,016	10,450,808
Mitsubishi Estate Co., Ltd.		1,550,514	23,105,477
Mitsui Fudosan Co., Ltd.		1,259,400	22,372,895
NIPPON REIT Investment Corp.		3,537	11,433,707
Nomura Real Estate Master Fund, Inc.		7,786	9,325,268
Tokyu Fudosan Holdings Corp.		1,061,433	4,993,483
United Urban Investment Corp.		9,425	10,151,186

			91,832,824

INDUSTRIALS	1.2%
GLP J-REIT		9,422	13,615,259

OFFICE	2.1%
Japan Prime Realty Investment Corp.		3,660	10,737,044
Nippon Building Fund, Inc.		2,296	13,076,105

			23,813,149

RESIDENTIAL	1.0%
Daiwa House REIT Investment Corp.		4,947	11,638,317

TOTAL JAPAN			140,899,549

NORWAY	0.4%
REAL ESTATE—OFFICE
Entra ASA, 144Ac		329,831	4,227,991

SINGAPORE	4.1%
REAL ESTATE
DIVERSIFIED	2.0%
City Developments Ltd.		1,952,300	11,930,649
Keppel DC REIT		6,013,000	11,011,763

			22,942,412

HEALTH CARE	0.8%
Parkway Life Real Estate Investment Trust		3,677,600	8,836,761

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2020 (Unaudited)

		Shares	Value
INDUSTRIALS	0.9%
Mapletree Industrial Trust		4,805,200	$9,995,875

OFFICE	0.4%
CapitaLand Commercial Trust		4,313,500	5,279,126

TOTAL SINGAPORE			47,054,174

SWEDEN	2.2%
REAL ESTATE
DIVERSIFIED	1.7%
Castellum AB		566,501	10,615,059
Fastighets AB Balder, Class Bb		235,356	9,004,999

			19,620,058

INDUSTRIALS	0.5%
Catena AB		151,142	5,976,487

TOTAL SWEDEN			25,596,545

UNITED KINGDOM	4.2%
REAL ESTATE
HEALTH CARE	0.7%
Assura PLC		7,959,911	7,724,015

INDUSTRIALS	2.0%
LondonMetric Property PLC		2,207,793	5,763,006
Segro PLC		1,621,877	17,937,935

			23,700,941

RESIDENTIAL	0.9%
Grainger PLC		1,567,608	5,562,537
UNITE Group PLC		434,933	5,064,574

			10,627,111

SELF STORAGE	0.6%
Safestore Holdings PLC		770,677	6,946,560

TOTAL UNITED KINGDOM			48,998,627

UNITED STATES	52.2%
COMMUNICATIONS—TOWERS	0.8%
American Tower Corp.		36,336	9,394,309

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2020 (Unaudited)

		Shares	Value
CONSUMER, CYCLICAL—HOTELS, RESTAURANTS & LEISURE	0.5%
Boyd Gaming Corp.		280,781	$5,868,323

REAL ESTATE	50.9%
DATA CENTERS	4.0%
CyrusOne, Inc.		119,926	8,724,617
Equinix, Inc.		53,738	37,740,197

			46,464,814

HEALTH CARE	11.8%
Healthcare Trust of America, Inc., Class A		307,179	8,146,387
Healthpeak Properties, Inc.		654,726	18,044,248
Medical Properties Trust, Inc.		1,028,372	19,333,394
Omega Healthcare Investors, Inc.		248,002	7,373,099
Ventas, Inc.		1,047,403	38,355,898
Welltower, Inc.		876,741	45,371,347

			136,624,373

HOTEL	0.7%
Hilton Worldwide Holdings, Inc.		113,328	8,323,942

INDUSTRIALS	9.3%
Americold Realty Trust		354,914	12,883,378
Duke Realty Corp.		474,083	16,777,797
Prologis, Inc.		838,229	78,231,913

			107,893,088

NET LEASE	4.1%
Agree Realty Corp.		273,834	17,993,632
VICI Properties, Inc.		1,445,855	29,191,813

			47,185,445

OFFICE	1.6%
Boston Properties, Inc.		48,793	4,409,911
Kilroy Realty Corp.		245,053	14,384,611

			18,794,522

RESIDENTIAL	8.0%
APARTMENT	5.5%
Essex Property Trust, Inc.		157,685	36,136,671
UDR, Inc.		726,515	27,157,131

			63,293,802

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2020 (Unaudited)

		Shares	Value
SINGLE FAMILY	2.5%
Invitation Homes, Inc.		1,038,256	$28,583,188

TOTAL RESIDENTIAL			91,876,990

SELF STORAGE	6.6%
Extra Space Storage, Inc.		206,706	19,093,433
Public Storage		297,993	57,181,877

			76,275,310

SHOPPING CENTERS	4.8%
COMMUNITY CENTER	2.1%
Kimco Realty Corp.		1,886,992	24,228,977

REGIONAL MALL	2.7%
Simon Property Group, Inc.		451,305	30,860,236

TOTAL SHOPPING CENTERS			55,089,213

TOTAL REAL ESTATE			588,527,697

TOTAL UNITED STATES			603,790,329

TOTAL COMMON STOCK (Identified cost—$1,098,929,518)			1,142,930,814

SHORT-TERM INVESTMENTS	1.5%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11%[d]		17,615,281	17,615,281

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$17,615,281)			17,615,281

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,116,544,799)	100.4%		1,160,546,095
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)		(4,240,718)

NET ASSETS	100.0%		$1,156,305,377

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2020 (Unaudited)

Note: Percentages indicated are based on the net assets of the Fund.

[a]	Security value is determined based on significant unobservable inputs (Level 3).
[b]	Non-income producing security.
[c]

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $22,827,417 which represents 2.0% of the net assets of the Fund, of which 0.0% are illiquid.

[d]	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Net Assets
Diversified	21.9
Residential	16.8
Industrials	15.9
Health Care	13.3
Self Storage	7.2
Office	6.3
Shopping Centers	4.8
Net Lease	4.7
Data Centers	4.0
Retail	2.0
Other	1.1
Towers	0.8
Hotel	0.7
Hotels, Restaurants & Leisure	0.5

100.0

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$1,116,544,799)	$1,160,546,095
Foreign currency, at value (Identified cost—$848,561)	844,759
Receivable for:
Dividends	4,810,834
Fund shares sold	4,217,047
Investment securities sold	2,236,322
Other assets	13,195

Total Assets	1,172,668,252

LIABILITIES:
Payable for:
Fund shares redeemed	9,582,289
Investment securities purchased	2,968,298
Dividends declared	2,592,040
Investment advisory fees	753,917
Shareholder servicing fees	139,009
Administration fees	39,018
Distribution fees	1,439
Directors’ fees	1,295
Other liabilities	285,570

Total Liabilities	16,362,875

NET ASSETS	$1,156,305,377

NET ASSETS consist of:
Paid-in capital	$1,249,094,324
Total distributable earnings/(accumulated loss)	(92,788,947)

$1,156,305,377

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2020 (Unaudited)

CLASS A SHARES:
NET ASSETS	$58,575,833
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,269,331

Net asset value and redemption price per share	$46.15

Maximum offering price per share ($46.15 ÷ 0.955)[a]	$48.32

CLASS C SHARES:
NET ASSETS	$15,624,637
Shares issued and outstanding ($0.001 par value common stock outstanding)	340,197

Net asset value and offering price per share[b]	$45.93

CLASS I SHARES:
NET ASSETS	$1,033,404,459
Shares issued and outstanding ($0.001 par value common stock outstanding)	22,287,705

Net asset value, offering and redemption price per share	$46.37

CLASS R SHARES:
NET ASSETS	$386,288
Shares issued and outstanding ($0.001 par value common stock outstanding)	8,308

Net asset value, offering and redemption price per share	$46.50

CLASS Z SHARES:
NET ASSETS	$48,314,160
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,041,855

Net asset value, offering and redemption price per share	$46.37

[a]	On investments of $100,000 or more, the offering price is reduced.
[b]	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

Investment Income:
Dividend income (net of $796,984 of foreign withholding tax)	$18,191,086

Expenses:
Investment advisory fees	4,945,900
Shareholder servicing fees—Class A	37,679
Shareholder servicing fees—Class C	24,263
Shareholder servicing fees—Class I	369,178
Administration fees	336,450
Distribution fees—Class A	94,197
Distribution fees—Class C	72,788
Distribution fees—Class R	1,006
Transfer agent fees and expenses	120,700
Custodian fees and expenses	67,316
Registration and filing fees	67,060
Professional fees	47,132
Shareholder reporting expenses	42,438
Directors’ fees and expenses	32,467
Miscellaneous	30,332

Total Expenses	6,288,906
Reduction of Expenses (See Note 2)	(150,938)

Net Expenses	6,137,968

Net Investment Income (Loss)	12,053,118

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	(115,587,726)
Foreign currency transactions	(202,393)

Net realized gain (loss)	(115,790,119)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	(185,230,488)
Foreign currency translations	(21,682)

Net change in unrealized appreciation (depreciation)	(185,252,170)

Net Realized and Unrealized Gain (Loss)	(301,042,289)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(288,989,171)

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
Change in Net Assets:
From Operations:
Net investment income (loss)	$12,053,118	$26,313,909
Net realized gain (loss)	(115,790,119)	103,199,804
Net change in unrealized appreciation (depreciation)	(185,252,170)	176,718,777

Net increase (decrease) in net assets resulting from operations	(288,989,171)	306,232,490

Distributions to Shareholders:
Class A	(820,288)	(7,249,084)
Class C	(158,642)	(1,999,220)
Class I	(16,524,219)	(113,731,328)
Class R	(5,196)	(40,561)
Class Z	(775,038)	(3,562,802)

Total distributions	(18,283,383)	(126,582,995)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	(108,892,502)	179,219,718

Total increase (decrease) in net assets	(416,165,056)	358,869,213
Net Assets:
Beginning of period	1,572,470,433	1,213,601,220

End of period	$1,156,305,377	$1,572,470,433

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended June 30, 2020	For the Year Ended December 31,
Per Share Operating Data:		2019	2018	2017	2016	2015
Net asset value, beginning of period	$56.86	$49.64	$53.63	$48.89	$50.37	$50.46

Income (loss) from investment operations:

Net investment income (loss)[a]	0.39	0.88	0.80	0.73	0.76	0.49
Net realized and unrealized gain (loss)	(10.45)	11.09	(2.99)[b]	5.34	0.96	0.58

Total from investment operations	(10.06)	11.97	(2.19)	6.07	1.72	1.07

Less dividends and distributions to shareholders from:

Net investment income	(0.65)	(2.23)	(1.33)	(0.98)	(1.73)	(1.16)
Net realized gain	—	(2.52)	(0.44)	(0.35)	(1.47)	—
Tax return of capital	—	—	(0.03)	—	—	—

Total dividends and distributions to shareholders	(0.65)	(4.75)	(1.80)	(1.33)	(3.20)	(1.16)

Net increase (decrease) in net asset value	(10.71)	7.22	(3.99)	4.74	(1.48)	(0.09)

Net asset value, end of period	$46.15	$56.86	$49.64	$53.63	$48.89	$50.37

Total return[c,d]	–17.69%[e]	24.38%	–4.20%[b]	12.53%	3.40%	2.18%

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class A
	For the Six Months Ended June 30, 2020	For the Year Ended December 31,
Ratios/Supplemental Data:		2019	2018	2017	2016	2015
Net assets, end of period (in millions)	$58.6	$90.5	$68.7	$64.6	$51.3	$54.6

Ratios to average daily net assets:

Expenses (before expense reduction)	1.21%[f]	1.21%	1.26%[b,g]	1.31%[g]	1.40%	1.42%

Expenses (net of expense reduction)	1.21%[f]	1.21%	1.26%[b,g]	1.31%[g]	1.39%	1.41%

Net investment income (loss) (before expense reduction)	1.58%[f]	1.55%	1.54%	1.42%	1.47%	0.95%

Net investment income (loss) (net of expense reduction)	1.58%[f]	1.55%	1.54%	1.42%	1.48%	0.96%

Portfolio turnover rate	53%[e]	78%	76%	75%	104%	82%

[a]	Calculation based on average shares outstanding.
[b]

During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $(3.01). Additionally, the expense ratio includes extraordinary expenses related to the direct action. Without these expenses, the ratio of expenses to the average daily net assets would have been 1.25%. Excluding the proceeds from and expenses relating to the settlements, the total return (before expense reduction and net of expense reduction) would have been -4.22%.

[c]	Does not reflect sales charges, which would reduce return.
[d]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[e]	Not annualized.
[f]	Annualized
[g]

Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund’s expense reimbursement agreement, related to the reorganization. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.24% for the year ended December 31, 2018 and 1.30% for the year ended December 31, 2017.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended June 30, 2020	For the Year Ended December 31,
Per Share Operating Data:		2019	2018	2017	2016	2015
Net asset value, beginning of period	$56.56	$49.33	$53.31	$48.56	$50.04	$50.13

Income (loss) from investment operations:

Net investment income (loss)[a]	0.21	0.44	0.42	0.34	0.40	0.18
Net realized and unrealized gain (loss)	(10.37)	11.09	(2.95)[b]	5.36	0.96	0.58

Total from investment operations	(10.16)	11.53	(2.53)	5.70	1.36	0.76

Less dividends and distributions to shareholders from:

Net investment income	(0.47)	(1.78)	(0.98)	(0.60)	(1.37)	(0.85)
Net realized gain	—	(2.52)	(0.44)	(0.35)	(1.47)	—
Tax return of capital	—	—	(0.03)	—	—	—

Total dividends and distributions to shareholders	(0.47)	(4.30)	(1.45)	(0.95)	(2.84)	(0.85)

Net increase (decrease) in net asset value	(10.63)	7.23	(3.98)	4.75	(1.48)	(0.09)

Net asset value, end of period	$45.93	$56.56	$49.33	$53.31	$48.56	$50.04

Total return[c,d]	–17.96%[e]	23.59%	–4.84%[b]	11.83%	2.71%	1.54%

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended June 30, 2020	For the Year Ended December 31,
Ratios/Supplemental Data:		2019	2018	2017	2016	2015
Net assets, end of period (in millions)	$15.6	$24.5	$40.9	$51.6	$60.5	$78.0

Ratios to average daily net assets:

Expenses (before expense reduction)	1.86%[f]	1.86%	1.91%[b,g]	1.96%[g]	2.05%	2.07%

Expenses (net of expense reduction)	1.86%[f]	1.86%	1.91%[b,g]	1.96%[g]	2.04%	2.06%

Net investment income (loss) (before expense reduction)	0.84%[f]	0.79%	0.81%	0.66%	0.77%	0.34%

Net investment income (loss) (net of expense reduction)	0.84%[f]	0.79%	0.81%	0.66%	0.78%	0.35%

Portfolio turnover rate	53%[e]	78%	76%	75%	104%	82%

[a]	Calculation based on average shares outstanding.
[b]

During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $(2.97). Additionally, the expense ratio includes extraordinary expenses related to the direct action. Without these expenses, the ratio of expenses to the average daily net assets would have been 1.90%. Excluding the proceeds from and expenses relating to the settlements, the total return (before expense reduction and net of expense reduction) would have been -4.86%.

[c]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[d]	Does not reflect sales charges, which would reduce return.
[e]	Not annualized.
[f]	Annualized.
[g]

Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund’s expense reimbursement agreement, related to the reorganization. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.89% for the year ended December 31, 2018 and 1.95% for the year ended December 31, 2017.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended June 30, 2020	For the Year Ended December 31,
Per Share Operating Data:		2019	2018	2017	2016	2015
Net asset value, beginning of period	$57.16	$49.87	$53.87	$49.08	$50.56	$50.66

Income (loss) from investment operations:

Net investment income (loss)[a]	0.46	1.06	1.08	0.91	0.98	0.70
Net realized and unrealized gain (loss)	(10.50)	11.15	(3.11)[b]	5.38	0.92	0.55

Total from investment operations	(10.04)	12.21	(2.03)	6.29	1.90	1.25

Less dividends and distributions to shareholders from:

Net investment income	(0.75)	(2.40)	(1.50)	(1.15)	(1.91)	(1.35)
Net realized gain	—	(2.52)	(0.44)	(0.35)	(1.47)	—
Tax return of capital	—	—	(0.03)	—	—	—

Total dividends and distributions to shareholders	(0.75)	(4.92)	(1.97)	(1.50)	(3.38)	(1.35)

Net increase (decrease) in net asset value	(10.79)	7.29	(4.00)	4.79	(1.48)	(0.10)

Net asset value, end of period	$46.37	$57.16	$49.87	$53.87	$49.08	$50.56

Total return[c]	–17.57%[d]	24.78%	–3.89%[b]	12.95%	3.75%	2.54%

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended June 30, 2020	For the Year Ended December 31,
Ratios/Supplemental Data:		2019	2018	2017	2016	2015
Net assets, end of period (in millions)	$1,033.4	$1,403.3	$1,087.2	$492.8	$326.7	$295.0

Ratios to average daily net assets:

Expenses (before expense reduction)	0.93%[e]	0.93%	0.96%[b,f]	1.02%[f]	1.11%	1.12%

Expenses (net of expense reduction)	0.90%[e]	0.90%	0.93%[b,f]	0.96%[f]	1.04%	1.06%

Net investment income (loss) (before expense reduction)	1.83%[e]	1.82%	2.03%	1.69%	1.83%	1.31%

Net investment income (loss) (net of expense reduction)	1.86%[e]	1.85%	2.06%	1.75%	1.90%	1.37%

Portfolio turnover rate	53%[d]	78%	76%	75%	104%	82%

[a]	Calculation based on average shares outstanding.
[b]

During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $(3.13). Additionally, the expense ratio includes extraordinary expenses related to the direct action. Without these expenses, the ratio of expenses to the average daily net assets would have been 0.95% and 0.92%, respectively. Excluding the proceeds from and expenses relating to the settlements, the total return (before expense reduction and net of expense reduction) would have been -3.91%.

[c]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[d]	Not annualized.
[e]	Annualized.
[f]

Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund’s expense reimbursement agreement, related to the reorganization. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 0.94% and 0.91%, respectively, for year ended December 31, 2018 and 1.01% and 0.95%, respectively, for the year ended December 31, 2017.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
	For the Six Months Ended June 30, 2020	For the Year Ended December 31,
Per Share Operating Data:		2019	2018	2017	2016	2015
Net asset value, beginning of period	$57.31	$50.00	$54.01	$49.27	$50.76	$50.66

Income (loss) from investment operations:

Net investment income (loss)[a]	0.35	0.85	0.73	0.78	0.82	0.55
Net realized and unrealized gain (loss)	(10.53)	11.13	(3.01)[b]	5.26	0.83	0.55

Total from investment operations	(10.18)	11.98	(2.28)	6.04	1.65	1.10

Less dividends and distributions to shareholders from:

Net investment income	(0.63)	(2.15)	(1.26)	(0.95)	(1.67)	(1.00)
Net realized gain	—	(2.52)	(0.44)	(0.35)	(1.47)	—
Tax return of capital	—	—	(0.03)	—	—	—

Total dividends and distributions to shareholders	(0.63)	(4.67)	(1.73)	(1.30)	(3.14)	(1.00)

Net increase (decrease) in net asset value	(10.81)	7.31	(4.01)	4.74	(1.49)	0.10

Net asset value, end of period	$46.50	$57.31	$50.00	$54.01	$49.27	$50.76

Total return[c]	–17.76%[d]	24.21%	–4.34%[b]	12.37%	3.25%	2.23%

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
	For the Six Months Ended June 30, 2020	For the Year Ended December 31,
Ratios/Supplemental Data:		2019	2018	2017	2016	2015
Net assets, end of period (in 000s)	$386.3	$464.7	$375.4	$374.2	$108.7	$22.3

Ratios to average daily net assets:

Expenses (before expense reduction)	1.36%[e]	1.36%	1.41%[b,f]	1.46%[f]	1.55%	1.54%

Expenses (net of expense reduction)	1.36%[e]	1.36%	1.41%[b,f]	1.46%[f]	1.54%	1.54%

Net investment income (loss) (before expense reduction)	1.43%[e]	1.49%	1.38%	1.50%	1.55%	1.07%

Net investment income (loss) (net of expense reduction)	1.43%[e]	1.49%	1.38%	1.50%	1.56%	1.07%

Portfolio turnover rate	53%[d]	78%	76%	75%	104%	82%

[a]	Calculation based on average shares outstanding.
[b]

During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $(3.02). Additionally, the expense ratio includes extraordinary expenses related to the direct action. Without these expenses, the ratio of expenses to the average daily net assets would have been 1.40%. Excluding the proceeds from and expenses relating to the settlements, the total return (before expense reduction and net of expense reduction) would have been -4.36%.

[c]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[d]	Not annualized.
[e]	Annualized.
[f]

Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund’s expense reimbursement agreement, related to the reorganization. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.39% for the year ended December 31, 2018 and 1.45% for the year ended December 31, 2017.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
	For the Six Months Ended June 30, 2020	For the Year Ended December 31,
Per Share Operating Data:		2019	2018	2017	2016	2015
Net asset value, beginning of period	$57.17	$49.88	$53.88	$49.09	$50.57	$50.66

Income (loss) from investment operations:

Net investment income (loss)[a]	0.48	1.13	1.13	0.95	1.03	0.70
Net realized and unrealized gain (loss)	(10.52)	11.11	(3.14)[b]	5.34	0.87	0.56

Total from investment operations	(10.04)	12.24	(2.01)	6.29	1.90	1.26

Less dividends and distributions to shareholders from:

Net investment income	(0.76)	(2.43)	(1.52)	(1.15)	(1.91)	(1.35)
Net realized gain	—	(2.52)	(0.44)	(0.35)	(1.47)	—
Tax return of capital	—	—	(0.03)	—	—	—

Total dividends and distributions to shareholders	(0.76)	(4.95)	(1.99)	(1.50)	(3.38)	(1.35)

Net increase (decrease) in net asset value	(10.80)	7.29	(4.00)	4.79	(1.48)	(0.09)

Net asset value, end of period	$46.37	$57.17	$49.88	$53.88	$49.09	$50.57

Total return[c]	–17.57%[d]	24.82%	–3.86%[b]	12.96%	3.75%	2.56%

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
	For the Six Months Ended June 30, 2020	For the Year Ended December 31,
Ratios/Supplemental Data:		2019	2018	2017	2016	2015
Net assets, end of period (in 000s)	$48,314.2	$53,698.1	$16,449.8	$607.3	$258.3	$10.7

Ratios to average daily net assets:

Expenses (before expense reduction)	0.86%[e]	0.86%	0.90%[b,f]	0.96%[f]	1.05%	1.07%

Expenses (net of expense reduction)	0.86%[e]	0.86%	0.90%[b,f]	0.96%[f]	1.04%	1.06%

Net investment income (loss) (before expense reduction)	1.94%[e]	1.98%	2.17%	1.83%	1.94%	1.36%

Net investment income (loss) (net of expense reduction)	1.94%[e]	1.98%	2.17%	1.83%	1.95%	1.37%

Portfolio turnover rate	53%[d]	78%	76%	75%	104%	82%

[a]	Calculation based on average shares outstanding.
[b]

During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $(3.15). Additionally, the expense ratio includes extraordinary expenses related to the direct action. Without these expenses, the ratio of expenses to the average daily net assets would have been 0.89%. Excluding the proceeds from and expenses relating to the settlements, the total return (before expense reduction and net of expense reduction) would have been -3.88%.

[c]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[d]	Not annualized.
[e]	Annualized.
[f]

Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund’s expense reimbursement agreement, related to the reorganization. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 0.88% for the year ended December 31, 2018 and 0.95% for the year ended December 31, 2017.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Global Realty Shares, Inc. (the Fund) was incorporated under the laws of the State of Maryland on February 14, 1997 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The Fund’s investment objective is total return through investment in global real estate equity securities. The authorized shares of the Fund are divided into six classes designated Class A, C, F, I, R and Z shares. Each of the Fund’s shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares). Class F shares are currently not available for purchase.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$45,451,096	$—	$45,451,096	$0	[a]
Austria	4,442,999	—	4,442,999	—
Belgium	13,029,128	—	13,029,128	—
China	21,625,399	—	21,625,399	—
France	31,711,705	—	31,711,705	—
Germany	68,288,569	—	68,288,569	—
Hong Kong	69,230,385	18,560,248	50,670,137	—
Japan	140,899,549	—	140,899,549	—
Norway	4,227,991	—	4,227,991	—
Singapore	47,054,174	—	47,054,174	—
Sweden	25,596,545	—	25,596,545	—
United Kingdom	48,998,627	—	48,998,627	—
Other Countries	622,374,647	622,374,647	—	—
Short-Term Investments	17,615,281	—	17,615,281	—

Total Investments in Securities[b]	$1,160,546,095	$640,934,895	$519,611,200	$0

[a]	BGP Holdings PLC was acquired via a spinoff and has been fair valued at $0, by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
[b]	Portfolio holdings are disclosed individually on the Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from REITs are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign currency transaction gains or losses arise from sales of foreign currencies, (excluding gains and losses on forward foreign currency exchange contracts, which are presented separately, if any), currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the NAV per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2020, the investment advisor considers it likely that a portion of the dividends will be reclassified to distributions from net realized gain and/or tax return of capital upon the final determination of the Fund’s taxable income after December 31, 2020, the Fund’s fiscal year end.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2020, no additional provisions for income tax are

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

required in the Fund’s financial statements. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund.

For the six months ended June 30, 2020 and through June 30, 2022, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund’s total annual fund operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses), do not exceed 1.25% for Class A shares, 1.90% for Class C shares, 0.90% for Class I shares, 1.40% for Class R shares and 0.90% for Class Z shares . This contractual agreement can only be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund. For the six months ended June 30, 2020, fees waived and/or expenses reimbursed totaled $150,938.

Under subadvisory agreements between the investment advisor and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (collectively, the subadvisors), affiliates of the investment advisor, the subadvisors are responsible for managing the Fund’s investments in certain non-U.S. holdings. For their services provided under the subadvisory agreements, the investment advisor (not the Fund) pays the subadvisors. The investment advisor allocates 50% of the investment advisory fee received from the Fund among itself and each subadvisor based on the portion of the Fund’s average daily net assets managed by the investment advisor and each subadvisor.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.04% of the average daily net assets of the Fund. For the six months ended June 30, 2020, the Fund incurred $263,781 in fees under administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted an amended distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a maximum contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended June 30, 2020, the Fund has been advised that the distributor received $3,684, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $1,890 of CDSC relating to redemptions of Class C shares. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a CDSC may result in the Distributor receiving amounts greater or less than the upfront commission paid by the Distributor to the financial intermediary.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund’s Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $5,132 for the six months ended June 30, 2020.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2020, totaled $690,427,968 and $784,012,739, respectively.

Note 4. Income Tax Information

As of June 30, 2020, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$1,116,544,799

Gross unrealized appreciation on investments	$125,087,221
Gross unrealized depreciation on investments	(81,085,925)

Net unrealized appreciation (depreciation) on investments	$44,001,296

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 5. Capital Stock

The Fund is authorized to issue 400 million shares of capital stock, at a par value of $0.001 per share, classified in six classes as follows: 50 million of Class A capital stock, 50 million of Class C capital stock, 50 million of Class F capital stock, 150 million of Class I capital stock, 50 million of Class R capital stock and 50 million of Class Z capital stock. Class F shares are currently not available for purchase. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. With the exception of Class C shares held through certain intermediaries, as noted in the Fund’s prospectus, effective March 15, 2019, Class C shares automatically convert to Class A shares on a monthly basis approximately ten years after the original date of purchase. As described in a supplement dated August 13, 2020 to the Fund’s prospectus and statement of additional information, effective September 15, 2020, with the exception of Class C shares held through certain intermediaries, Class C shares will automatically convert into Class A shares on a monthly basis approximately eight years after the original date of purchase. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2020		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class A:
Sold	411,898	$21,553,487	707,224	$39,966,814
Issued as reinvestment of dividends and distributions	15,079	695,882	110,916	6,237,918
Redeemed	(748,457)	(34,070,682)	(611,011)	(34,922,819)

Net increase (decrease)	(321,480)	$(11,821,313)	207,129	$11,281,913

Class C:
Sold	22,939	$1,151,174	49,919	$2,810,042
Issued as reinvestment of dividends and distributions	2,493	114,485	25,967	1,452,956
Redeemed	(119,219)	(5,632,370)	(470,075)	(26,299,088)

Net increase (decrease)	(93,787)	$(4,366,711)	(394,189)	$(22,036,090)

Class I:
Sold	5,590,441	$263,866,332	6,537,156	$372,105,526
Issued as reinvestment of dividends and distributions	307,787	14,272,105	1,694,075	95,749,503
Redeemed	(8,162,360)	(375,760,011)	(5,480,900)	(313,437,016)

Net increase (decrease)	(2,264,132)	$(97,621,574)	2,750,331	$154,418,013

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2020		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount

Class R:
Sold	898	$42,769	4,715	$259,009
Issued as reinvestment of dividends and distributions	112	5,196	716	40,561
Redeemed	(810)	(40,074)	(4,830)	(278,635)

Net increase (decrease)	200	$7,891	601	$20,935

Class Z:
Sold	210,630	$10,345,096	674,891	$39,616,245
Issued as reinvestment of dividends and distributions	13,019	603,676	53,223	3,009,098
Redeemed	(121,106)	(6,039,567)	(118,600)	(7,090,396)

Net increase (decrease)	102,543	$4,909,205	609,514	$35,534,947

Note 6. Other Risks

Common Stock Risk: While common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks have also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. The value of common stocks and other equity securities will fluctuate in response to developments concerning the company, political and regulatory circumstances, the stock market, and the economy. In the short term, stock prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, stocks of large companies can react differently than stocks of smaller companies, and value stocks (stocks of companies that are undervalued by various measures and have potential for long-term capital appreciation), can react differently from growth stocks (stocks of companies with attractive cash flow returns on invested capital and earnings that are expected to grow). These developments can affect a single company, all companies within the same industry, economic sector or geographic region, or the stock market as a whole.

Real Estate Market Risk: Since the Fund concentrates its assets in companies engaged in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Risks of investing in real estate securities include falling property values due to increasing vacancies, declining rents resulting from economic, legal, tax, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and market recessions. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The risks of investing in REITs are similar to those associated with direct investments in real estate securities.

REIT Risk: In addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for pass-through of income under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Small- and Medium-Sized Companies Risk: Real estate companies in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.

Foreign (Non-U.S.) Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Currency and Currency Hedging Risk: Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various instruments that are designed to hedge the Fund’s foreign currency risks.

If the Fund were to utilize derivatives for the purpose of hedging foreign currency risks, it would be subject to risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, OTC trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Geopolitical Risk: Occurrence of global events similar to those in recent years, such as war, terrorist attacks, natural or environmental disasters, country instability, infectious disease epidemics, such as that caused by the COVID-19 virus, market instability, debt crises and down grades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.

An outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 has resulted in, among other things, extreme volatility in the financial markets and severe losses, reduced liquidity of many instruments, significant travel restrictions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, service and event cancellations, reductions and other changes, strained healthcare systems, as well as general concern and uncertainty. The impact of the COVID-19 outbreak has negatively affected the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Pandemics may also exacerbate other pre-existing political, social, economic, market and financial risks. The effects of the outbreak in developing or emerging market countries may be greater due to less established health care systems and supply chains. The COVID-19 pandemic and its effects may be short term or, particularly in the event of a “second wave” of infections, may result in a sustained economic downturn or a global recession, ongoing market volatility and/or decreased liquidity in the financial markets, exchange trading suspensions and closures, higher default rates, domestic and foreign political and social instability and damage to diplomatic and international trade relations. There are numerous potential vaccines in development, but the scalability and effectiveness of such vaccines are unknown. Even if an effective vaccine were to become readily available, the political, social, economic, market and financial risks of COVID-19 could persist for years to come. The foregoing could impair the Fund’s ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the Fund’s service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

On January 31, 2020, the United Kingdom (UK) withdrew from the European Union (EU) (referred to as Brexit), commencing a transition period. During this period, the UK will no longer be considered a member state of the EU, but will remain subject to EU law, regulations and maintain access to the EU single market while the UK and EU negotiate and agree on the nature of their future relationship. The transition period is expected to end December 31, 2020, subject to extension. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the UK and throughout Europe. There is considerable uncertainty about the potential consequences of Brexit, how negotiations of trade agreements will proceed, and how the financial markets will react. As this process unfolds, markets may be further disrupted. Given the size and importance of the UK’s economy, uncertainty about its legal, political and economic relationship with the

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

remaining member states of the EU may continue to be a source of instability. In addition, if the UK and the EU are unable to agree on trade and/or other agreements by the end of the transition period, or a related extension, the economic impact resulting from Brexit may be more negative.

Growing tensions, including trade disputes, between the United States and other nations, or among foreign powers, and possible diplomatic, trade or other sanctions could adversely impact the global economy, financial markets and the Fund. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

Regulatory Risk: The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry in general. The U.S. Securities and Exchange Commission’s (SEC) final rules, related requirements and amendments to modernize reporting and disclosure, along with other potential upcoming regulations, could, among other things, restrict the Fund’s ability to engage in transactions, impact flows into the Fund and/or increase overall expenses of the Fund. In addition, the SEC, Congress, various exchanges and regulatory and self-regulatory authorities, both domestic and foreign, have undertaken reviews of the use of derivatives by registered investment companies, which could affect the nature and extent of instruments used by the Fund. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests as well as its ability to execute its investment strategy. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

The SEC has proposed a new rule that would replace present SEC and SEC staff regulatory guidance related to limits on a registered investment company’s use of derivative instruments and certain other transactions, such as short sales and reverse repurchase agreements. There is no assurance that the rule will be adopted. The proposed rule would, among other things, limit the ability of the Fund to enter into derivative transactions and certain other transactions, which may substantially curtail the Fund’s ability to use derivative instruments as part of the Fund’s investment strategy and could ultimately prevent the Fund from being able to achieve its investment goals.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

Note 7. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 8. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2020 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the SEC’s website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. Previously, the Fund filed its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which has now been rescinded. Both the Fund’s Form N-Q and Form N-PORT are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s net investment company taxable income and realized gains are a return of capital distributed from the Fund’s assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund’s investment advisory and subadvisory agreements (the Advisory Agreements), or interested persons of any such party (the Independent Directors), has the responsibility under the Investment Company Act of 1940 to approve the Fund’s Advisory Agreements for their initial two year terms and their continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. The Advisory Agreements were discussed at a meeting of the Independent Directors, in their capacity as the Contract Review Committee, held on June 2, 2020 and at meetings of the full Board of Directors held on March 17, 2020 and June 9, 2020. The Independent Directors, in their capacity as the Contract Review Committee, also discussed the Advisory Agreements in executive session on June 8, 2020. At the meeting of the full Board of Directors on June 9, 2020, the Advisory Agreements were unanimously continued for a term ending June 30, 2021 by the Fund’s Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meetings and executive sessions.

In considering whether to continue the Advisory Agreements, the Board of Directors reviewed materials provided by an independent data provider, which included, among other items, fee, expense and performance information compared to peer funds (the Peer Funds and, collectively with the Fund, the Peer Group) and performance comparisons to a larger category universe; summary information prepared by the Fund’s investment advisor (the Investment Advisor); and a memorandum from Fund counsel outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund’s objective. The Board of Directors also considered information provided in response to a request for information submitted by counsel to the Independent Directors, as well as information provided in response to a supplemental request. Additionally, the Independent Directors noted that in connection with their considerations, that they had received information from the Investment Advisor about, and discussed with the Investment Advisor, the operations of its business continuity plan and related matters and the operations of third party service providers during the COVID-19 pandemic. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor and the Subadvisors: The Board of Directors reviewed the services that the Investment Advisor and the sub-investment advisors (the Subadvisors) provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, placing orders for the investment and reinvestment of the Fund’s assets, furnishing information to the Board of Directors of the Fund regarding the Fund’s portfolio, providing individuals to serve as Fund officers, and, for the Investment Advisor, generally managing the Fund’s investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions conducted on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor and the Subadvisors to other funds and accounts, including those that have investment objectives and strategies similar to those of the Fund. The Board of Directors also considered the education, background and experience of the Investment Advisor’s and Subadvisors’ personnel, particularly noting the potential benefit that the portfolio managers’ work experience and favorable reputation can have on the Fund. The Board of Directors further noted the Investment Advisor’s and Subadvisors’ ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor and the Subadvisors are satisfactory and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor and Subadvisors: The Board of Directors considered the investment performance of the Fund compared to Peer Funds and compared to a relevant benchmark. The Board of Directors noted that the Fund outperformed the Peer Group medians for the one-, three- and five-year periods ended March 31, 2020, ranking in the second, first, and second quintiles, respectively. The Board of Directors noted that the Fund performed in-line with the Peer Group median for the ten-year period ended March 31, 2020. The Board of Directors also noted that the Fund outperformed its benchmark for the one-, three-, five- and ten-year periods ended March 31, 2020. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund’s performance during the period, including the relevant implications of the continuing COVID-19 pandemic. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor’s performance in managing other real estate funds. The Board of Directors determined that Fund performance, in light of all the considerations noted above, supported the continuation of the Advisory Agreements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: The Board of Directors considered the contractual and actual management fees paid by the Fund as well as the Fund’s total expense ratio. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund’s actual management fee and total expense ratio were lower than the Peer Group median, ranking in the second and first quintile, respectively. The Board of Directors considered that the Investment Advisor continues to waive a portion of its fees and/or reimburse expenses to limit the overall operating expenses of the Fund. In light of the considerations above, the Board of Directors concluded that the Fund’s current expense structure was satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor’s profits and whether the profits were reasonable for the Investment Advisor. The Board of Directors noted that the Investment Advisor is currently waiving its fee or reimbursing expenses of the Fund. Since the Subadvisors are paid by the Investment Advisor (and not by the Fund) for investment services provided to the Fund and are affiliates of the Investment Advisor, the Board of Directors considered the profitability of the Investment Advisor as a whole and did not consider the Subadvisors separate profitability to be particularly relevant to their determination. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreements, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, that the Investment Advisor receives by allocating the Fund’s brokerage transactions. The Board of Directors further considered that the Investment Advisor continues to reinvest profits back in the business, including upgrading and/or implementing new trading, compliance and accounting systems, and by adding investment personnel to the portfolio management teams. The Board of Directors also considered the administrative services provided by the Investment Advisor and the associated administration fee paid to the Investment Advisor for such services under the Administration Agreement. The Board of Directors determined that the services received under the Administration Agreement are beneficial to the Fund. The Board of Directors concluded that the profits realized by the Investment Advisor from its relationship with the Fund were reasonable and consistent with the Investment Advisor’s fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors considered the Fund’s asset size and determined that there were not at this time significant economies of scale that were not being shared with shareholders. In considering economies of scale, the Board of Directors also noted, as discussed above in (iii), that the Investment Advisor continues to reinvest profits back in the business.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreements to those under other investment advisory contracts of other investment advisors managing Peer Funds. The Board of Directors also compared the services rendered and fees paid under the Advisory Agreements to fees paid, including the ranges of such fees, under the Investment Advisor’s other fund advisory agreements and advisory contracts with institutional and other clients with similar investment

COHEN & STEERS GLOBAL REALTY SHARES, INC.

mandates, noting that the Investment Advisor provides more services to the Fund than it does for institutional or subadvised accounts. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreements were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors, and each Director may have assigned different weights to the various factors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreements.

LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule), the Fund has adopted and implemented a liquidity risk management program (the Program), effective June 1, 2019. The Liquidity Rule requires an open-end investment company to adopt a program that is reasonably designed to assess and manage its liquidity risk, which is the risk that an open-end fund investment company could not meet redemption requests without significant dilution of remaining investors’ interests in the open-end investment company. The Board has designated Cohen & Steers Capital Management, Inc. (the Investment Advisor) as the administrator of the Program. The Investment Advisor has delegated this responsibility to the Liquidity Risk Management Committee (the LRM Committee), which is comprised of representatives from various departments within the Investment Advisor. The Program includes policies and procedures reasonably designed to: (1) assess, manage, and periodically review the Fund’s liquidity risk; (2) classify the Fund’s portfolio investments as highly liquid, moderately liquid, less liquid, or illiquid; (3) determine a highly liquid investment minimum (HLIM) for the Fund or determine that one is not required; (4) limit the Fund’s illiquid investments to no more than 15% of its net assets; and (5) establish how and when the Fund will engage in in-kind redemptions.

The Board met on June 9, 2020 (the Meeting) to review the Program. At the Meeting, the LRM Committee provided the Board with a report that addressed the operation of the Program, including its implementation and effectiveness in assessing and managing the Fund’s liquidity risk (the Report). The Report covered the period from June 1, 2019 through March 31, 2020 (the Reporting Period).

The Report described the LRM Committee’s role in administering the Program, which complied with the Liquidity Rule requirements for assessing, managing and reviewing the Fund’s liquidity risk through the LRM Committee’s daily monitoring and quarterly analysis of liquidity parameters which include historical net redemption activity and consideration of the Fund’s shareholder ownership concentration, as applicable. The Report noted that the Fund’s investments are categorized into one of four liquidity buckets: highly liquid, moderately liquid, less liquid and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size. The Investment Advisor has engaged a third-party vendor to assist with the classification of portfolio investments. The Report also described the LRM Committee’s determination that the Fund is a primarily highly liquid fund under the Liquidity Rule and is not required to set a HLIM.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

The Report noted that there were no liquidity events during the Reporting Period that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining shareholders’ interests. The Report concluded that the Program is operating as intended, effective in implementing the requirements of the Liquidity Rule and reasonably designed to assess and manage the Fund’s liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Transaction history and account transactions

• Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800.330.7348

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan, LLC, Cohen & Steers UK Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

• Open an account or buy securities from us

• Provide account information or give us your contact information

• Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Cohen & Steers Open-End Mutual Funds

COHEN & STEERS REALTY SHARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSJAX, CSJCX, CSJIX, CSRSX, CSJRX, CSJZX

COHEN & STEERS REAL ESTATE SECURITIES FUND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX

COHEN & STEERS GLOBAL REALTY SHARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS INTERNATIONAL REALTY FUND

•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS REAL ASSETS FUND

•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS PREFERRED SECURITIES

AND INCOME FUND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS LOW DURATION PREFERRED

AND INCOME FUND

•	Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXFX, LPXIX, LPXRX, LPXZX

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND

•	Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

•	Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

COHEN & STEERS ALTERNATIVE INCOME FUND

(FORMERLY COHEN & STEERS DIVIDEND VALUE FUND)

•	Designed for investors seeking high current income and capital appreciation, investing in equity, preferred and debt securities, focused on real assets and alternative income strategies

•	Symbols: DVFAX, DVFCX, DVFIX, DVFRX, DVFZX

Distributed by Cohen & Steers Securities, LLC.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

OFFICERS AND DIRECTORS

Robert H. Steers

Director and Chairman

Joseph M. Harvey

Director and Vice President

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

C. Edward Ward, Jr.

Director

Adam M. Derechin

President and Chief Executive Officer

James Giallanza

Chief Financial Officer

Dana A. DeVivo

Secretary and Chief Legal Officer

Albert Laskaj

Treasurer

Stephen Murphy

Chief Compliance Officer

and Vice President

Jon Cheigh

Vice President

KEY INFORMATION

Investment Advisor and Administrator

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, NY 10017

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

DST Asset Manager Solutions, Inc.

P.O. Box 219953

Kansas City, MO 64121-9953

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

280 Park Avenue

New York, NY 10017

NASDAQ Symbol:	Class A—CSFAX
Class C—CSFCX
Class F—GRSFX*
Class I—CSSPX
Class R—GRSRX
Class Z—CSFZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Global Realty Shares, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

*	Class F shares are currently not available for purchase.

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Cohen & Steers

Global Realty Shares

Semiannual Report June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at www.cohenandsteers.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, by signing up at www.cohenandsteers.com.

You may elect to receive all future reports in paper, free of charge, at any time. If you invest through a financial intermediary, you can contact your financial intermediary or, if you are a direct investor, you can call (800) 330-7348 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held within the fund complex if you invest directly with the Fund.

CSFAXSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: Principal Executive Officer
(President and Chief Executive Officer)

Date:	September 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: Principal Executive Officer
(President and Chief Executive Officer)

By:	/s/ James Giallanza
Name: James Giallanza
Title: Principal Financial Officer
(Chief Financial Officer)

Date:	September 3, 2020